Segment Information, Information about Company's Reportable Segments (Details)	3 Months Ended	6 Months Ended		15 Months Ended
	Jun. 30, 2023 Vessel	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 Segment
Segment Information [Abstract]
Number of vessels acquired | Vessel	2
Number of reportable segments | Segment				2
Voyage charter revenues		$ 0	$ 1,310,662
Total vessel revenues		9,596,953	11,847,244
Voyage expenses (including charges from related parties)		(626,994)	(1,076,661)
Vessel operating expenses		(4,548,328)	(4,556,408)
Management fees to related parties		(919,989)	(945,490)
Provision for doubtful accounts		0	(25,369)
Depreciation and amortization		(2,306,700)	(2,319,326)
Operating loss		(2,761,003)	(1,774,186)
Interest and finance costs		(79,144)	(202,251)
Interest income		1,296,262	4,288,184
Interest income from related party		1,771,836	0
Dividend income from related party		2,620,833	1,263,889
Foreign exchange (losses)/gains		35,744	(3,404)
Dividend income on equity securities		4,623	4,136
(Loss)/ Gain on equity securities		22,163	(13,837)
Less: Unallocated corporate general and administrative expenses (including related parties)		(3,955,945)	(4,698,176)
Net income and comprehensive income from continuing operations, before taxes		2,911,314	3,562,531
Net income and comprehensive income from discontinued operations, before taxes		100,768	19,714,095
Net income and comprehensive income, before taxes		3,012,082	23,276,626
Time Charter [Member]
Segment Information [Abstract]
Vessel revenues		7,528,174	6,516,885
Voyage Charter [Member]
Segment Information [Abstract]
Voyage charter revenues		0	1,310,662
Pool [Member]
Segment Information [Abstract]
Vessel revenues		2,068,779	4,019,697
Operating Segment [Member]
Segment Information [Abstract]
Operating loss		1,194,942	2,923,990
Operating Segment [Member] | MR (Handysize/MR2) Tanker Segment [Member]
Segment Information [Abstract]
Total vessel revenues		2,068,779	4,019,697
Voyage expenses (including charges from related parties)		(266,641)	(156,626)
Vessel operating expenses		(696,733)	(1,135,874)
Management fees to related parties		(144,585)	(189,098)
Provision for doubtful accounts		0	0
Depreciation and amortization		(415,178)	(463,714)
Operating loss		545,642	2,074,385
Operating Segment [Member] | MR (Handysize/MR2) Tanker Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues		0	0
Operating Segment [Member] | MR (Handysize/MR2) Tanker Segment [Member] | Voyage Charter [Member]
Segment Information [Abstract]
Voyage charter revenues		0	0
Operating Segment [Member] | MR (Handysize/MR2) Tanker Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues		2,068,779	4,019,697
Operating Segment [Member] | LPG Carrier Segment [Member]
Segment Information [Abstract]
Total vessel revenues		7,528,174	7,827,547
Voyage expenses (including charges from related parties)		(360,353)	(920,035)
Vessel operating expenses		(3,851,595)	(3,420,534)
Management fees to related parties		(775,404)	(756,392)
Provision for doubtful accounts		0	(25,369)
Depreciation and amortization		(1,891,522)	(1,855,612)
Operating loss		649,300	849,605
Operating Segment [Member] | LPG Carrier Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues		7,528,174	6,516,885
Operating Segment [Member] | LPG Carrier Segment [Member] | Voyage Charter [Member]
Segment Information [Abstract]
Voyage charter revenues		0	1,310,662
Operating Segment [Member] | LPG Carrier Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues		0	0
Segment Reconciling Items [Member]
Segment Information [Abstract]
Interest and finance costs		(79,144)	(202,251)
Interest income		1,296,262	4,288,184
Interest income from related party		1,771,836	0
Dividend income from related party		2,620,833	1,263,889
Foreign exchange (losses)/gains		35,744	(3,404)
Dividend income on equity securities		4,623	4,136
(Loss)/ Gain on equity securities		22,163	(13,837)
Corporate [Member]
Segment Information [Abstract]
Less: Unallocated corporate general and administrative expenses (including related parties)		$ (3,955,945)	$ (4,698,176)